Acquisitions (Narrative) (Details) $ in Millions, $ in Millions								3 Months Ended	12 Months Ended
	Sep. 15, 2021 CAD ($)	Sep. 15, 2021 USD ($)	May 21, 2021 CAD ($)	May 21, 2021 USD ($)	Dec. 02, 2019 CAD ($)	Aug. 27, 2019 CAD ($)	Mar. 20, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)
Business Acquisition [Line Items]
Merger termination fee									$ 886	$ 0	$ 0
Refund of advance for acquisition									886	0	0
Bridge financing and other fees									97
Additional cash consideration									0	$ 0	$ 25
Kansas City Southern [Member]
Business Acquisition [Line Items]
Implied transaction value if merger was completed		$ 33,600
Debt that would have been assumed if merger was completed		3,800
Merger termination fee	$ 886	700
Refund of advance for acquisition	$ 886	$ 700
Advance paid			$ 845	$ 700
Transaction costs									84				$ 63
Transaction-related costs, gross									125			$ 49
Transaction costs, previously capitalized													$ 76
Foreign exchange gain									41
Additional income, pre-tax									705
Additional income, after-tax									$ 616
H&R Transport Limited [Member]
Business Acquisition [Line Items]
Fair value of total consideration transferred					$ 105
Cash paid at closing					95
Subsequent consideration and other					$ 10
TransX [Member]
Business Acquisition [Line Items]
Fair value of total consideration transferred							$ 192
Cash paid at closing							170
Subsequent consideration and other							$ 22
Additional cash consideration						$ 25
Working capital adjustment / reduction								$ 3